Classification of operating expenses by nature	6 Months Ended
Jun. 30, 2025
Analysis of income and expense [abstract]
Classification of operating expenses by nature	Classification of operating expenses by nature
Details of classification of expenses by nature for the three and six months ended June 30, 2025 and 2024 are as follows (in thousands):

	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
Personnel expenses	$5,034	$8,860	$12,962	$17,901
Depreciation and amortization	885	820	1,714	1,647
Depreciation of right-of-use assets	293	511	576	1,244
Taxes and dues	4,383	1,960	8,282	4,046
Fees and commissions	27,555	29,680	55,255	59,895
Advertising expenses	11,442	9,708	23,982	23,146
Other expenses	2,907	521	3,580	1,144
Total (1)	$52,499	$52,060	$106,351	$109,023
(1)Total cost of revenue, sales and marketing, research and development and general and administrative expenses per the consolidated interim statement of comprehensive income.